Organization and nature of business - Details of Subsidiaries of Company and Principal Business Activities (Details)	Jun. 30, 2022
USCNHK
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
EPakia
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
USCNHK | Lishui Tantech
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia | Euroasia New Energy
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia | Jiamu
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia | Shangchi Intelligent Equipment
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia | Eurasia Holdings
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia | China East
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Jiamu | Wangbo
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Jiamu | Jiyi
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Wangbo | Shangchi Automobile
Subsidiaries of the Company and their principal business activities
% of Ownership	51.00%
Jiyi | Shangchi Automobile
Subsidiaries of the Company and their principal business activities
% of Ownership	19.00%
Shangchi Automobile | Shenzhen Yimao
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Tantech | Lishui Xincai
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Tantech | Zhejiang Shangchi
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Tantech | Lishui Smart
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Xincai | Tantech Charcoal
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Xincai | Jikang Energy
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Lishui Xincai | Tanbo Tech
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Jikang Energy | Tantech Bamboo
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Euroasia New Energy | Gangyu Trading
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Eurasia Holdings | Eurasia Supply
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Shangchi Intelligent Equipment | Shangchi Medical
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Shenzhen Shangdong | Shanghai Wangju
Subsidiaries of the Company and their principal business activities
% of Ownership	100.00%
Shenzhen Shangdong | First International
Subsidiaries of the Company and their principal business activities
% of Ownership	75.00%
China East | First International
Subsidiaries of the Company and their principal business activities
% of Ownership	25.00%